SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2015
Accounting Policies [Abstract]
Schedule Of Foreign Currency Exchange Rates Used [Table Text Block]
The exchange rates applied are as follows:

	2015	2014	2013
RMB exchange rate at balance sheets dates	6.3638	6.1547	6.1439
Average RMB exchange rate for each period	6.1648	6.1425	6.2363

No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation. The source of the exchange rates is generated from OANDA (Forex Trading and Exchange Rates Services).

Property Plant and Equipment Estimated Useful Life [Table Text Block]
Estimated useful lives of property and equipment:

Useful Life
Property and improvements	20-35 years
Transportation equipment	5 years
Office equipment	5 years
Furniture	5 years
Electronic equipment	3-5 years

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
In September 2014, Kingtone Information is verified as a “high-technology enterprise” until 2017 and therefore it has benefited from the preferential tax rate of 15%.

	For the years ended September 30,
	2015	2014	2013
PRC federal statutory tax rate	15%	25%	25%
Income (Loss) before tax	(1,027)	(1)	(5,133)
NOL carrying forward	1,027	1	(5,133)
Computed expected income tax expense	-	-	-
Non-deductible expenses	-	-	-
Effect of tax holidays	-	-	-
Income tax expenses	-	-	-

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
Credit risk

Credit risk
Financial instruments	For the years ended September 30,
	2015	2014
Financial institutions located in the PRC	$1,652,507	$2,553,207
Financial institutions located in Singapore	1,090,892	1,608,556
	$2,743,399	$4,161,763